26. Income tax	12 Months Ended
Dec. 31, 2018
Income Tax
Income tax

The analysis of deferred tax assets and liabilities is as follows:

	12.31.17	Result from exposure to inflation	Charged to profit and loss	Charged to other comprehensive income	12.31.18
Deferred tax assets
Inventories	13,454	(9,064)	(4,390)	-	-
Trade receivables and other receivables	481,066	(371,025)	335,061	-	445,102
Trade payables and other payables	424,670	757,645	772,447	-	1,954,762
Salaries and social security taxes payable	(95,813)	130,428	14,824	-	49,439
Benefit plans	219,113	(128,800)	13,980	1,691	105,984
Tax liabilities	55,897	(43,540)	3,274	-	15,631
Provisions	(546,274)	755,078	137,055	-	345,859
Deferred tax asset	605,906	1,036,929	1,272,251	1,691	2,916,777

Deferred tax liabilities:
Property, plant and equipment	(7,466,457)	903,151	(4,184,856)	-	(10,748,162)
Financial assets at fair value through profit or loss	(386,145)	374,867	(201,199)	-	(212,477)
Borrowings	(43,454)	37,986	1,022	-	(4,446)
Deferred tax liability	(7,896,056)	1,316,004	(4,385,033)	-	(10,965,085)

Net deferred tax (liabilities) assets	(7,290,150)	2,352,933	(3,112,782)	1,691	(8,048,308)

	12.31.16	Result from exposure to inflation	Charged to profit and loss	Charged to other comprehensive income	12.31.17
Deferred tax assets
Tax loss carryforward	6,160	(1,988)	49,620	-	53,792
Inventories	7,520	(2,427)	8,361	-	13,454
Trade receivables and other receivables	204,972	(66,156)	342,250	-	481,066
Trade payables and other payables	1,659,011	(535,455)	(698,886)	-	424,670
Salaries and social security taxes payable	36,176	(11,676)	(120,313)	-	(95,813)
Benefit plans	154,759	(49,949)	121,519	(7,216)	219,113
Tax liabilities	23,232	(7,498)	40,163	-	55,897
Provisions	221,846	(71,602)	(696,518)	-	(546,274)
Deferred tax asset	2,313,676	(746,751)	(953,803)	(7,216)	605,906

Deferred tax liabilities:
Property, plant and equipment	(9,779,890)	3,027,954	(714,521)	-	(7,466,457)
Financial assets at fair value through profit or loss	(59,581)	19,230	(345,794)	-	(386,145)
Borrowings	(12,424)	4,010	(35,040)	-	(43,454)
Deferred tax liability	(9,851,895)	3,051,194	(1,095,355)	-	(7,896,056)

Net deferred tax (liabilities) assets	(7,538,219)	2,304,443	(2,049,158)	(7,216)	(7,290,150)

	12.31.18	12.31.17
Deferred tax assets:
To be recover in less than 12 moths	2,310,153	669,450
To be recover in more than 12 moths	606,624	1,756,314
Deferred tax asset	2,916,777	2,425,764

Deferred tax liabilities:
To be recover in less than 12 moths	(1,966,173)	(2,740,288)
To be recover in more than 12 moths	(8,998,912)	(6,975,626)
Deferred tax liability	(10,965,085)	(9,715,914)

Net deferred tax assets (liabilities)	(8,048,308)	(7,290,150)

The detail of the income tax expense for the year includes two effects: (i) the current tax for the year payable in accordance with the tax legislation applicable to the Company; (ii) the effect of applying the deferred tax method which recognizes the effect of the temporary differences arising from the valuation of assets and liabilities for accounting and tax purposes.

	12.31.18	12.31.17	12.31.16
Deferred tax	(759,849)	255,285	342,403
Current tax	(1,114,384)	(760,641)	(484,887)
Difference between provision and tax return	(3,163)	(4,700)	(4,786)
Income tax expense	(1,877,396)	(510,056)	(147,270)

Tax Reform in Argentina

On December 29, 2017, the PEN enacted Law No. 27,430 – Income Tax. This Law has introduced several amendments to the treatment of income tax, whose key components are the following:

Income tax rate: The Income tax rate for Argentine companies will be gradually reduced from 35% to 30% for fiscal years beginning as from January 1, 2018 until December 31, 2019 and to 25% for fiscal years beginning on or after January 1, 2020.

Dividend withholding tax: A tax is introduced on dividends or profits distributed, among others, by Argentine companies or permanent establishments to: individuals, undivided estates or foreign beneficiaries, with the following considerations: (i) dividends deriving from profits generated during fiscal years beginning as from January 1, 2018 until December 31, 2019 will be subject to a withholding of 7%; and (ii) dividends arising from profits obtained in fiscal years beginning on or after January 1, 2020 will be subject to a 13% withholding.

The dividends arising from benefits obtained until the fiscal year prior to that beginning as from January 1, 2018 will continue to be subject, for all the beneficiaries thereof, to the 35% withholding on the amount exceeding the non-taxable distributable cumulative income (transition period of the equalization tax).

Optional tax revaluation: The law establishes that the Companies will have the option of carrying out a revaluation for tax purposes of the assets located in the country that generate taxable income. The special tax on the amount of the revaluation depends on the asset, amounting to 8% for real property not regarded as inventories, to 15% for real property regarded as inventories, and to 10 % for personal property and all other assets. If the option is exercised for a certain asset, all the other assets of the same category must be revalued. The tax result arising from the revaluation is not subject to income tax, and the special tax on the amount of the revaluation will not be deductible from such tax. The Company is currently analyzing the impacts of the aforementioned option.

Adjustment of deductions: Acquisitions or investments made in fiscal years beginning on or after January 1, 2018 will be adjusted on the basis of the IPIM’s percentage variations published by the INDEC. This situation will increase the deductible amortization and its tax deductible cost in case of sale.

	12.31.18	12.31.17	12.31.16
Profit for the year before taxes	6,174,862	5,590,691	388,041
Applicable tax rate	30%	35%	35%
Loss for the year at the tax rate	(1,852,459)	(1,956,742)	(135,814)
Gain (Loss) from interest in joint ventures	560	(6)	(3)
Non-taxable income	220,769	115,661	138,040
Gain on net monetary position and others	(1,007,010)	902,631	(144,707)
Difference between provision and tax return	(3,163)	(4,700)	(4,786)
Change in the income tax rate (1)	763,907	433,100	-
Income tax expense	(1,877,396)	(510,056)	(147,270)

(1)	Refers to the effect of applying to deferred tax assets and liabilities the changes in income tax rates in accordance with the previously detailed tax reform on the basis of the year in which they are expected to be realized/settled.

The income tax payable, net of withholdings is detailed below.

	12.31.18	12.31.17
Current
Tax payable 2017	1,114,384	760,641
Total Tax payable	1,114,384	760,641
Tax withholdings	(497,058)	(71,550)
Total current	617,326	689,091